Supplemental Selected Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2015
Supplemental Selected Quarterly Financial Information [Abstract]
Supplemental Selected Quarterly Financial Information

(22) Supplemental Selected Quarterly Financial Information (Unaudited)

Financial information by quarter is summarized below for the years ended December 31, 2015 and 2014.

	Quarter Ended
	March 31	June 30	September 30	December 31	Total
	(In thousands, excluding per share amounts)
2015
Total Revenues	$281,901	$303,746	$311,350	$303,304	$1,200,301
Gross profit (1)	94,101	103,204	112,316	107,743	417,364
Net income	14,774	14,740	21,644	14,823	65,981
Net income attributable to controlling interests and available to common stockholders	15,233	14,997	22,009	14,841	67,080
Basic net income per common share	$0.34	$0.33	$0.49	$0.33	$1.50
Diluted net income per common share	$0.34	$0.33	$0.48	$0.33	$1.48

2014
Total revenues	$245,072	$260,029	$265,847	$283,873	$1,054,821
Gross profit (2)	78,503	88,895	89,669	93,706	350,773
Net income	9,499	13,406	7,593	4,696	35,194
Net income attributable to controlling interests and available to common stockholders	9,565	13,989	8,064	5,522	37,140
Basic net income per common share	$0.22	$0.31	$0.18	$0.12	$0.83
Diluted net income per common share	$0.21	$0.31	$0.18	$0.12	$0.82

(1)

Excludes $24.9 million, $25.7 million, $27.2 million, and $25.7 million of depreciation, accretion, and amortization of intangible assets for the quarters ended March 31, June 30, September 30, and December 31, respectively.

(2)

Excludes $23.8 million, $24.7 million, $23.9 million, and $27.1 million of depreciation, accretion, and amortization of intangible assets for the quarters ended March 31, June 30, September 30, and December 31, respectively.